SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) - USD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021
Unrecognized tax benefits	$ 0	$ 0
Amount accrued for interest and penalties	0	0
Cash, FDIC insured amount	$ 250,000	$ 250,000
Ordinary shares, shares subject to possible redemption			23,000,000	23,000,000
Exercise price of warrants	$ 11.50	$ 11.50
Offering costs	$ 13,273,096
Offering costs charged to shareholders' equity	12,605,837	$ 12,605,837
Offering costs allocated to warrant liability	$ 667,259	$ 667,259
Class A common stock
Ordinary shares, shares subject to possible redemption	23,000,000	23,000,000
Class A common stock | Warrants
Exclusion of shares in the calculation of diluted income (loss) per share	18,100,000	18,100,000